Issued Capital and Reserves	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Issued Capital and Reserves	Issued Capital and Reserves
As of December 31, 2024, the number of shares outstanding was 239,970,804. This amount excludes
8,581,396 shares held in treasury. As of December 31, 2023, the number of shares outstanding was
237,725,735, excluding 10,826,465 shares held in treasury.